PACIFIC SELECT FUND	SUPPLEMENT DATED MARCH 18, 2003 TO THE PROSPECTUS DATED MAY 1, 2002, AS SUPPLEMENTED

This supplement announces a change to the fund’s prospectus effective April 1, 2003. This supplement must be preceded or accompanied by the Pacific Select Fund prospectus dated May 1, 2002, as supplemented December 18, 2002 and February 18, 2003. Remember to review the fund’s prospectus for other important information.

Who manages the portfolio section is amended

The portfolio manager information regarding Warren B. Lammert, III listed for the Growth LT Portfolio is replaced with the following:

David J. Corkins, vice president of Janus, joined Janus in 1995 and is portfolio manager of similar funds managed by Janus. He has been the manager of various growth-oriented accounts since 1997. He has a BA from Dartmouth University and an MBA with honors from Columbia University.

Form No.	15-24930-00
85-24931-00
FSUPP0403

PACIFIC SELECT FUND	SUPPLEMENT DATED MARCH 14, 2003 TO THE PROSPECTUS DATED MAY 1, 2002, AS SUPPLEMENTED

This supplement announces a change to the fund’s prospectus effective April 1, 2003. This supplement must be preceded or accompanied by the Pacific Select Fund prospectus dated May 1, 2002, as supplemented December 18, 2002 and February 18, 2003. Remember to review the fund’s prospectus for other important information.

Who manages the portfolio section is amended

The portfolio manager information regarding Warren B. Lammert, III in the Growth LT Portfolio is replaced as follows:

David J. Corkins, vice president of Janus, joined Janus in 1995 and is portfolio manager of similar funds managed by Janus. He has been the manager of various growth-oriented accounts since 1997. He has a BA from Dartmouth University and an MBA with honors from Columbia University.

Form No.	15-24930-00
85-24931-00
FSUPP0403

PACIFIC SELECT FUND	SUPPLEMENT DATED MARCH 14, 2003 TO THE PROSPECTUS DATED MAY 1, 2002, AS SUPPLEMENTED

This supplement announces a change to the fund’s prospectus effective April 1, 2003. This supplement must be preceded or accompanied by the Pacific Select Fund prospectus dated May 1, 2002, as supplemented December 18, 2002 and February 18, 2003. Remember to review the fund’s prospectus for other important information.

Who manages the portfolio section is amended

The portfolio manager information regarding Warren B. Lammert, III in the Growth LT Portfolio is replaced as follows:

David J. Corkins, vice president of Janus, joined Janus in 1995 and is portfolio manager of similar funds managed by Janus. He has been the manager of various growth-oriented accounts since 1997. He has a BA from Dartmouth University and an MBA with honors from Columbia University.

Form No.	15-24930-00
85-24931-00
FSUPP0403